Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue		$ 527,109	$ 692,199
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue		473,465	620,942
Rest of world [Member]
Disaggregation of Revenue [Line Items]
Revenue	[1]	$ 53,644	$ 71,257

[1]	Consists of Canada, United Kingdom and France. Other than the United Sates, no single country accounted for more than 10% of the Company’s total revenue.